Schedule of Investments (unaudited) July 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.4%
County of Jefferson Alabama Sewer Revenue Refunding RB, Series D, Sub-Lien, 6.00%, 10/01/42	$1,655	$1,923,127
Tuscaloosa County Industrial Development Authority Refunding RB(a)
Series A, 4.50%, 05/01/32	180	193,082
Series A, 5.25%, 05/01/44	230	256,459

		2,372,668

Alaska — 0.6%
Northern Tobacco Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/46	1,045	1,044,990

Arizona — 3.6%
Arizona Industrial Development Authority RB(a)
Series A, 5.50%, 07/01/52	855	919,971
Series G, 5.00%, 07/01/47	135	139,424
Arizona Industrial Development Authority Refunding RB(a)
Series A, 5.13%, 07/01/37	360	378,076
Series A, 5.38%, 07/01/50	925	967,411
Industrial Development Authority of the City of Phoenix RB
Series A, 5.00%, 07/01/33	870	893,812
Series A, 5.00%, 07/01/46(a)	1,255	1,316,508
Industrial Development Authority of the City of Phoenix Refunding RB, Series A, 5.00%, 07/01/35(a)	125	130,336
Maricopa County Industrial Development Authority Refunding RB, Series A, 4.13%, 09/01/38	375	434,610
Salt Verde Financial Corp. RB, 5.00%, 12/01/37	725	1,008,816

		6,188,964

Arkansas — 0.6%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	925	935,980

California — 3.4%
California County Tobacco Securitization Agency Refunding RB, Series A, 5.00%, 06/01/47	140	139,997
California Municipal Finance Authority RB, S/F Housing
Series A, Senior, 5.25%, 08/15/39	70	77,768
Series A, Senior, 5.25%, 08/15/49	175	189,684
California State Public Works Board RB, Series I, 5.00%, 11/01/38	355	402,108
City of Los Angeles Department of Airports Refunding RB, Series A, 5.00%, 05/15/40	800	802,408
Golden State Tobacco Securitization Corp. Refunding RB, Series A-2, 5.00%, 06/01/47	535	546,872
San Francisco City & County Redevelopment Agency Successor Agency TA, CAB, Series D, 0.00%, 08/01/31(a)(b)	1,265	748,969
San Marcos Unified School District GO, CAB, Series B, 0.00%, 08/01/38(b)	3,725	2,616,887
Stockton Public Financing Authority RB, Series A, 6.25%, 10/01/23(c)	165	196,695

		5,721,388

Colorado — 2.5%
Centerra Metropolitan District No 1 TA, 5.00%, 12/01/47(a)	275	278,336
Constitution Heights Metropolitan District Refunding GO, 5.00%, 12/01/49	500	509,875

Security	Par (000)	Value

Colorado (continued)
Denver Convention Center Hotel Authority Refunding RB, 5.00%, 12/01/40	$1,550	$1,635,668
Jefferson Center Metropolitan District No. 1 Refunding RB, Series B, 5.75%, 12/15/50(d)	770	755,054
Table Mountain Metropolitan District GO, Series A, 5.25%, 12/01/45	991	1,005,568

		4,184,501

Connecticut(a) — 0.8%
Connecticut State Health & Educational Facilities Authority RB
Series A, 5.00%, 01/01/45	160	167,738
Series A, 5.00%, 01/01/55	210	218,763
Mohegan Tribe of Indians of Connecticut Refunding RB, Series C, 6.25%, 02/01/30	860	921,713

		1,308,214

Delaware — 0.4%
County of Sussex Delaware RB, 6.00%, 10/01/40	750	761,250

District of Columbia — 1.2%
District of Columbia Refunding RB, Series A, 6.00%, 07/01/23(c)	260	304,234
District of Columbia TA, 5.13%, 06/01/41	750	777,750
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, 4.00%, 10/01/49	870	963,934

		2,045,918

Florida — 5.7%
Capital Region Community Development District Refunding SAB
Series A-1, 5.13%, 05/01/39	210	228,793
Series A-2, 4.60%, 05/01/31	515	562,076
Capital Trust Agency, Inc. RB, Series A, 5.75%, 06/01/54(a)	450	458,662
Charlotte County Industrial Development Authority/FL RB(a)
AMT, 5.00%, 10/01/34	120	128,854
AMT, 5.00%, 10/01/49	560	569,128
County of Osceola Florida Transportation Revenue Refunding RB, CAB(b)
Series A-2, 0.00%, 10/01/46	775	317,115
Series A-2, 0.00%, 10/01/47	745	293,903
Series A-2, 0.00%, 10/01/48	525	199,778
Series A-2, 0.00%, 10/01/49	435	159,536
Florida Development Finance Corp. RB, AMT, 5.00%, 08/01/29(a)(e)	740	752,240
Lakewood Ranch Stewardship District SAB
4.00%, 05/01/21	54	54,233
4.25%, 05/01/26	100	104,406
4.75%, 05/01/29	270	295,866
5.30%, 05/01/39	310	345,560
5.13%, 05/01/46	380	401,546
5.45%, 05/01/48	550	615,615
Mid-Bay Bridge Authority RB, Series A, 7.25%, 10/01/21(c)	1,080	1,168,528
Tolomato Community Development District Refunding SAB, Series 2, 6.61%, 05/01/40(f)	310	203,518
Tolomato Community Development District Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(f).	120	107,756
Tolomato Community Development District SAB(g)(h)
Series 1, 6.61%, 05/01/40(f)	505	426,089

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District SAB(g)(h) (continued)
Series 3, 6.61%, 05/01/40	$340	$3
Series 3, 6.65%, 05/01/40	275	3
Trout Creek Community Development District SAB
5.00%, 05/01/28	160	175,659
5.50%, 05/01/49	570	626,464
Village Community Development District No. 10 SAB, 5.13%, 05/01/43	765	787,239
West Villages Improvement District SAB
4.75%, 05/01/39	220	236,403
5.00%, 05/01/50	450	487,111

		9,706,084

Georgia — 3.5%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	240	282,221
Main Street Natural Gas, Inc. RB, Series A, 5.00%, 05/15/49	1,770	2,627,211
Municipal Electric Authority of Georgia RB
4.00%, 01/01/49	865	948,663
4.00%, 01/01/59	1,640	1,771,462
Municipal Electric Authority of Georgia Refunding RB, Series A, 4.00%, 01/01/49	320	348,467

		5,978,024

Illinois — 8.2%
Chicago Board of Education GO
Series C, 5.25%, 12/01/35	795	845,411
Series D, 5.00%, 12/01/46	1,035	1,080,850
Series H, 5.00%, 12/01/36	935	1,012,493
Chicago Board of Education Refunding GO
Series C, 5.00%, 12/01/25	350	386,782
Series C, 5.00%, 12/01/27	415	469,157
Series C, 5.00%, 12/01/34	940	1,021,338
Series F, 5.00%, 12/01/22	325	341,838
Chicago O’Hare International Airport ARB, Series A, 3rd Lien, 5.75%, 01/01/39	400	407,408
Chicago Transit Authority RB, 5.25%, 12/01/40	360	377,230
City of Chicago Illinois Refunding GO, Series A, 6.00%, 01/01/38	595	688,867
Cook County Community College District No 508 GO, 5.50%, 12/01/38	350	384,559
Illinois Finance Authority Refunding RB, Series C, 5.00%, 02/15/41	1,500	1,800,015
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/53	200	216,030
Series A, 5.00%, 06/15/57	555	594,288
Metropolitan Pier & Exposition Authority Refunding RB 4.00%, 06/15/50	570	569,761
Series B, 5.00%, 06/15/52	225	237,479
State of Illinois GO
5.00%, 05/01/27	500	545,460
5.00%, 01/01/28	1,005	1,127,901
5.00%, 03/01/37	755	782,724
Series A, 5.00%, 01/01/33	555	574,181
University of Illinois RB, Series A, 5.00%, 04/01/44	475	523,911

		13,987,683

Indiana — 5.1%
City of Anderson Indiana RB, 5.38%, 01/01/40	285	287,018

Security	Par (000)	Value

Indiana (continued)
City of Valparaiso Indiana RB
AMT, 6.75%, 01/01/34	$365	$398,949
AMT, 7.00%, 01/01/44	885	984,261
City of Vincennes Indiana Refunding RB, 6.25%, 01/01/29(a)	960	966,509
County of Allen Indiana RB(a)
Series A-1, 6.63%, 01/15/34	135	113,125
Series A-1, 6.75%, 01/15/43	200	161,646
Series A-1, 6.88%, 01/15/52	560	444,897
Indiana Finance Authority RB
Series A, 1st Lien, 5.25%, 10/01/38	1,285	1,351,833
Series A, AMT, 5.00%, 07/01/44	160	170,522
Series A, AMT, 5.00%, 07/01/48	520	554,138
Series A, AMT, 5.25%, 01/01/51	2,190	2,343,760
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/40	445	490,230
Town of Chesterton Indiana RB, Series A, 6.38%, 01/15/51(a)(g)(h)	560	416,830

		8,683,718

Iowa — 1.6%
Iowa Finance Authority Refunding RB 5.25%, 12/01/25	660	693,937
Series B, 5.25%, 12/01/50(e)	825	872,735
Iowa Student Loan Liquidity Corp. Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,175	1,187,079

		2,753,751

Kentucky — 0.6%
Kentucky Economic Development Finance Authority RB, Series A, 5.25%, 01/01/23(c)	460	516,175
Kentucky Public Transportation Infrastructure Authority RB, CAB, Series C, 6.75%, 07/01/43(f)	565	553,909

		1,070,084

Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority RB 5.00%, 07/01/54(a)	445	450,078
Series A-1, 6.50%, 11/01/35	1,135	1,148,019
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.50%, 05/15/30	280	280,470
Series A, 5.25%, 05/15/31	300	307,584
Series A, 5.25%, 05/15/32	380	400,820
Series A, 5.25%, 05/15/33	415	437,339
Series A, 5.25%, 05/15/35	945	1,016,395

		4,040,705

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority RB, 6.75%, 07/01/41	970	995,007

Maryland — 1.3%
Maryland Economic Development Corp. Refunding RB, 5.75%, 09/01/25	540	540,966
Maryland Health & Higher Educational Facilities Authority RB, Series A, 7.00%, 03/01/55(a)	1,480	1,618,247

		2,159,213

Massachusetts — 2.7%
Massachusetts Development Finance Agency RB
Series A, 6.50%, 11/15/23(a)(c)	1,000	1,207,400
Series A, 5.00%, 01/01/47	860	966,330

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency Refunding RB
Series A, 5.00%, 10/01/35	$500	$568,195
Series C, (AGM), 3.00%, 10/01/45	465	472,166
Series C, (AGM), 4.00%, 10/01/45	580	659,854
Massachusetts Housing Finance Agency Refunding RB, Series A, AMT, 4.45%, 12/01/42	625	663,450

		4,537,395

Michigan — 2.2%
City of Detroit Michigan GO
5.00%, 04/01/34	140	146,921
5.00%, 04/01/35	140	146,467
5.00%, 04/01/36	95	99,047
5.00%, 04/01/37	155	161,108
5.00%, 04/01/38	70	72,557
City of Detroit Michigan Sewage Disposal System
Revenue Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(c)	1,970	2,162,607
Michigan Finance Authority RB, Series C-1, Senior Lien, 5.00%, 07/01/22(c)	410	447,954
Michigan Strategic Fund RB, AMT, 5.00%, 06/30/48	500	559,150

		3,795,811

Minnesota — 2.2%
Duluth Economic Development Authority Refunding RB
Series A, 4.25%, 02/15/48	1,940	2,169,696
Series A, 5.25%, 02/15/58	655	781,494
Housing & Redevelopment Authority of The City of St. Paul Minnesota Refunding RB, Series A, 5.50%, 09/01/36	690	751,465

		3,702,655

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri Refunding RB, 5.50%, 05/01/43	115	122,875
Industrial Development Authority of the City of St. Louis Missouri Refunding RB
Series A, 4.38%, 11/15/35	330	285,071
Series A, 4.75%, 11/15/47	365	316,586

		724,532

Nebraska — 0.2%
Central Plains Energy Project RB, 5.25%, 09/01/37	285	310,271

New Jersey — 10.4%
Casino Reinvestment Development Authority, Inc.
Refunding RB
5.25%, 11/01/39	475	491,601
5.25%, 11/01/44	1,160	1,192,782
Essex County Improvement Authority RB, AMT, 5.25%, 07/01/45(a)	505	505,450
New Jersey Economic Development Authority RB
Series EEE, 5.00%, 06/15/43	195	223,864
AMT, 5.13%, 09/15/23	1,410	1,444,587
New Jersey Economic Development Authority Refunding RB, Series BBB, 5.50%, 06/15/31	1,225	1,456,292
New Jersey Economic Development Authority Refunding SAB, 5.75%, 04/01/31	785	816,581

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority Refunding RB, Series C, AMT, 3.63%, 12/01/49	$645	$656,629
New Jersey Transportation Trust Fund Authority RB
Series AA, 5.00%, 06/15/45	585	636,755
Series B, 5.25%, 06/15/36	845	869,387
Series S, 5.25%, 06/15/43	2,535	2,980,070
New Jersey Turnpike Authority RB, Series A, 4.00%, 01/01/48	245	276,965
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/35	730	896,951
Series A, 5.25%, 06/01/46	1,700	2,008,193
Sub-Series B, 5.00%, 06/01/46	2,825	3,178,153

		17,634,260

New York — 24.9%
Erie Tobacco Asset Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/45	910	909,845
Hudson Yards Infrastructure Corp. RB
5.75%, 02/15/21(c)	4,030	4,149,691
5.75%, 02/15/47	2,480	2,542,843
Metropolitan Transportation Authority RB
Series B, 5.25%, 11/15/38	1,125	1,202,659
Series B, 5.25%, 11/15/39	400	426,908
Metropolitan Transportation Authority Refunding RB, Series C-1, 4.75%, 11/15/45	985	1,100,767
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Sub-Series B-1, 4.00%, 11/01/45	5,000	5,884,650
New York City Water & Sewer System Refunding RB, Series HH, 5.00%, 06/15/31	2,830	2,946,370
New York Counties Tobacco Trust IV Refunding RB
Series A, 6.25%, 06/01/41(a)	900	900,450
Series A, 5.00%, 06/01/42	1,505	1,505,045
Series A, 5.00%, 06/01/45	555	555,000
New York Counties Tobacco Trust VI Refunding RB, Series A-2, 5.00%, 06/01/51	1,000	1,019,020
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	6,140	6,488,445
New York Liberty Development Corp. Refunding RB
5.75%, 11/15/51	2,220	2,362,480
Class 1, 5.00%, 11/15/44(a)	2,355	2,503,059
Class 2, 5.15%, 11/15/34(a)	160	169,634
Class 2, 5.38%, 11/15/40(a)	395	421,781
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	565	671,152
New York State Dormitory Authority Refunding RB, 5.00%, 12/01/33(a)	410	482,455
New York Transportation Development Corp. ARB, Series A, AMT, 5.25%, 01/01/50	1,000	1,093,360
New York Transportation Development Corp. Refunding ARB, AMT, 5.38%, 08/01/36	730	756,170
Port Authority of New York & New Jersey ARB, Series 221, AMT, 4.00%, 07/15/60	1,725	1,932,983

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey RB, Series 8, 6.00%, 12/01/42	$730	$740,330
Westchester Tobacco Asset Securitization Corp. Refunding RB, Series C, 4.00%, 06/01/42	1,635	1,649,175

		42,414,272

North Carolina — 0.4%
North Carolina Medical Care Commission Refunding RB, Series A, 7.75%, 03/01/21(c)	260	271,456
North Carolina Turnpike Authority RB, Senior Lien, (AGM), 4.00%, 01/01/55	320	358,051

		629,507

Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,570	5,037,648
County of Hamilton Ohio Refunding RB, 4.00%, 08/15/50	800	917,312
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	400	407,196
State of Ohio RB, AMT, 5.00%, 06/30/53	1,220	1,353,419

		7,715,575

Oklahoma — 2.5%
Oklahoma Development Finance Authority RB
Series B, 5.00%, 08/15/38	1,450	1,700,415
Series B, 5.25%, 08/15/43	1,305	1,540,148
Tulsa County Industrial Authority Refunding RB, 5.25%, 11/15/45	925	961,389

		4,201,952

Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas GO, CAB, Series A, 0.00%, 06/15/38(b)	625	337,281
Medford Hospital Facilities Authority Refunding RB, Series A, 4.00%, 08/15/50	365	418,418

		755,699

Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority RB, 5.00%, 05/01/42(a)	470	484,871
Hospitals & Higher Education Facilities Authority of Philadelphia RB, Series A, 5.63%, 07/01/42	300	314,202
Pennsylvania Economic Development Financing Authority RB, AMT, 5.00%, 12/31/38	465	510,393
Pennsylvania Economic Development Financing Authority Refunding RB, AMT, 5.50%, 11/01/44	720	739,051
Pennsylvania Higher Educational Facilities Authority RB, 4.00%, 08/15/44	805	928,399
Pennsylvania Turnpike Commission RB, Series A, 5.00%, 12/01/44	520	602,685

		3,579,601

Puerto Rico — 6.9%
Children’s Trust Fund RB, Series B, 0.00%, 05/15/57(b)	19,900	746,250
Children’s Trust Fund Refunding RB, 5.63%, 05/15/43	820	820,164
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, Series A, Senior Lien, 5.25%, 07/01/42	1,875	1,922,306
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	395	398,504
Series A, Senior Lien, 6.00%, 07/01/44	715	721,263

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Series A-2, Restructured, 4.33%, 07/01/40	$72	$74,763
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(b)	1,914	557,873
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	1,529	1,623,492
Series A-1, 5.00%, 07/01/58	2,693	2,900,415
Series A-2, 4.33%, 07/01/40	851	885,134
Series A-2, 4.78%, 07/01/58	1,038	1,105,418

		11,755,582

Rhode Island — 2.6%
Rhode Island Student Loan Authority RB, Series A, AMT, 3.63%, 12/01/37	515	531,248
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/40	420	465,629
Series B, 4.50%, 06/01/45	1,875	1,981,688
Series B, 5.00%, 06/01/50	1,360	1,470,051

		4,448,616

South Carolina — 3.1%
South Carolina Jobs-Economic Development Authority RB, Series A, 5.00%, 11/15/54	165	159,654
South Carolina Jobs-Economic Development Authority Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,271,849
South Carolina Public Service Authority RB
Series A, 5.50%, 12/01/54	1,840	2,084,481
Series E, 5.00%, 12/01/48	420	465,070
Series E, 5.50%, 12/01/53	750	842,310
South Carolina Public Service Authority Refunding RB, Series E, 5.25%, 12/01/55	430	503,969

		5,327,333

Tennessee — 1.8%
Memphis-Shelby County Industrial Development Board Refunding TA
Series A, 5.50%, 07/01/37	490	494,694
Series A, 5.63%, 01/01/46	570	564,956
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Refunding RB
Series A, 4.00%, 10/01/49	290	306,724
Series A, 5.25%, 10/01/58	1,430	1,669,968

		3,036,342

Texas — 7.5%
Brazoria County Industrial Development Corp. RB, AMT, 7.00%, 03/01/39	325	342,469
Brazos Higher Education Authority, Inc. RB, Series 1B, AMT, 3.00%, 04/01/40	285	275,028
Central Texas Regional Mobility Authority Refunding RB, Senior Lien, 6.25%, 01/01/21(c)	730	748,111
City of Houston Texas Airport System Revenue Refunding ARB, Series B-2, AMT, 5.00%, 07/15/27	125	131,551
City of Houston Texas Airport System Revenue Refunding RB, Series C, AMT, 5.00%, 07/15/27	800	840,624
Harris County Cultural Education Facilities Finance Corp. RB, Series B, 7.00%, 01/01/23(c)	210	244,308

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Harris County-Houston Sports Authority Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/34(b)	$3,000	$1,801,680
Midland County Fresh Water Supply District No. 1 RB, CAB, Series A, 0.00%, 09/15/37(b)	5,200	2,838,056
Mission Economic Development Corp. Refunding RB, Senior Lien, AMT, 4.63%, 10/01/31(a)	430	456,445
Newark Higher Education Finance Corp. RB(a)
Series A, 5.50%, 08/15/35	135	151,493
Series A, 5.75%, 08/15/45	275	308,503
North Texas Tollway Authority Refunding RB, 4.25%, 01/01/49	1,890	2,149,818
Texas Private Activity Bond Surface Transportation Corp. RB
Senior Lien, 7.00%, 06/30/40	500	502,030
Senior Lien, AMT, 5.00%, 12/31/55	1,025	1,082,021
Texas Transportation Commission RB, CAB, 0.00%, 08/01/43(b)	2,205	850,336

		12,722,473

Vermont — 0.5%
Vermont Student Assistance Corp. RB, Series A, AMT, 3.38%, 06/15/36	850	864,390

Virginia — 2.9%
Ballston Quarter Community Development Authority TA
Series A, 5.00%, 03/01/26	260	259,009
Series A, 5.13%, 03/01/31	510	498,622
Norfolk Redevelopment & Housing Authority RB
Series A, 5.00%, 01/01/34	235	247,032
Series A, 5.00%, 01/01/49	455	464,141
Tobacco Settlement Financing Corp. Refunding RB, Series B-1, 5.00%, 06/01/47	1,025	1,024,990
Virginia Housing Development Authority RB, S/F Housing, Series E, 2.80%, 07/01/55	850	870,604
Virginia Small Business Financing Authority RB, Senior Lien, AMT, 6.00%, 01/01/37	1,540	1,655,038

		5,019,436

Washington — 0.9%
Port of Seattle Washington ARB, Series C, AMT, 5.00%, 04/01/40	350	395,692
Washington Health Care Facilities Authority RB, Series A, 5.75%, 01/01/45	1,020	1,150,081

		1,545,773

Wisconsin — 3.2%
Public Finance Authority RB
Series A, 6.25%, 10/01/31(a)	290	305,381
Series A, 5.00%, 11/15/41	95	111,720
Series A, 7.00%, 10/01/47(a)	290	299,486
Series A-1, 4.50%, 01/01/35(a)	600	612,066
Series A-1, 5.50%, 12/01/48(a)(g)(h)	9	8,819
Series A-1, 5.00%, 01/01/55(a)	1,090	1,109,544
Series B, 0.00%, 01/01/35(a)(b)	1,135	453,932
Series B, 0.00%, 01/01/60(a)(b)	13,585	905,033
Public Finance Authority Refunding RB
Series A, 5.25%, 10/01/48	695	755,458

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority Refunding RB (continued)
Series A, 3.00%, 01/01/50	$295	$297,484
Wisconsin Health & Educational Facilities Authority Refunding RB
5.00%, 11/01/46	230	234,398
5.00%, 11/01/54	380	381,679
		5,475,000

Total Municipal Bonds — 125.8% (Cost: $198,554,515)		214,134,617

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 2.2%
City of Los Angeles Department of Airports ARB, Series B, AMT, 5.00%, 05/15/46	2,700	3,162,537
Sacramento Area Flood Control Agency Refunding SAB, 5.00%, 10/01/47	495	598,707

		3,761,244

Colorado — 1.2%
Colorado Health Facilities Authority Refunding RB, Series A, 4.00%, 08/01/49(j)	1,810	1,978,059

Florida — 1.5%
Escambia County Health Facilities Authority Refunding RB, 4.00%, 08/15/45(j)	2,321	2,547,355

Georgia — 0.7%
Dalton Whitfield County Joint Development Authority RB, 4.00%, 08/15/48	1,025	1,154,027

Idaho — 1.4%
Idaho State Building Authority RB, Series A, 4.00%, 09/01/48	2,120	2,442,579

Illinois — 2.5%
Illinois Finance Authority RB, Series A, (AGM), 6.00%, 08/15/41	2,340	2,461,212
Illinois State Toll Highway Authority RB, Series C, 5.00%, 01/01/38	1,498	1,727,412

		4,188,624

Iowa — 1.2%
Iowa Finance Authority Refunding RB, Series E, 4.00%, 08/15/46	1,815	1,979,911

Massachusetts — 5.7%
Massachusetts Housing Finance Agency Refunding RB, Series A, AMT, 4.50%, 12/01/47	2,058	2,234,506
Massachusetts School Building Authority RB, Series B, 5.00%, 10/15/21(c)	7,113	7,525,873

		9,760,379

Michigan — 1.3%
Michigan Finance Authority RB, 4.00%, 02/15/47	2,000	2,283,419

New Jersey — 0.8%
New Jersey Higher Education Student Assistance Authority RB, Series C, AMT, 4.25%, 12/01/50	1,338	1,391,701

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 3.2%
New York City Housing Development Corp. Refunding RB, Series A, 4.15%, 11/01/38	$2,390	$2,675,485
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series C, 3.00%, 05/01/46	1,187	1,274,323
Port Authority of New York & New Jersey Refunding RB, 194th Series, 5.25%, 10/15/55	1,215	1,434,150

		5,383,958

North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency Refunding RB, Series B, 5.00%, 10/01/25(c)	1,180	1,463,837
North Carolina Housing Finance Agency RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	1,144	1,253,015

		2,716,852

Pennsylvania — 2.8%
County of Lehigh Pennsylvania Refunding RB, Series A, 4.00%, 07/01/49(j)	2,501	2,816,581
Pennsylvania Turnpike Commission RB, Series A, 5.50%, 12/01/42	1,680	2,014,673

		4,831,254

Rhode Island — 1.6%
Rhode Island Health and Educational Building Corp. RB, Series A, 4.00%, 09/15/47	2,448	2,715,150

Texas — 7.8%
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/43	11,000	12,125,080
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Refunding RB, Series A, 5.00%, 11/01/21(c)	1,170	1,240,855

		13,365,935

Virginia — 1.6%
Hampton Roads Transportation Accountability Commission RB, Series A, Senior Lien, 5.50%, 07/01/57(j)	2,224	2,803,025

West Virginia — 1.3%
Morgantown Utility Board, Inc. RB, Series B, 4.00%, 12/01/48(j)	1,891	2,165,349

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.4% (Cost: $60,544,610)		65,468,821

Total Long-Term Investments — 164.2% (Cost: $259,099,125)		279,603,438

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(k)(l)	2,423,174	$2,423,659

Total Short-Term Securities — 1.4% (Cost: $2,423,659)		2,423,659

Total Investments — 165.6% (Cost: $261,522,784)		282,027,097

Other Assets Less Liabilities — 0.6%		927,790

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.8)%		(37,062,394)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.4)%		(75,615,844)

Net Assets Applicable to Common Shares — 100.0%		$170,276,649

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between January 1, 2026 to February 15, 2028, is $6,412,176.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	676,970	1,746,204	(b)	—	2,423,174	$2,423,659	$121	$(198)	$(7)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$214,134,617	$—	$214,134,617
Municipal Bonds Transferred to Tender Option Bond Trusts	—	65,468,821	—	65,468,821
Short-Term Securities
Money Market Funds	2,423,659	—	—	2,423,659

	$2,423,659	$279,603,438	$—	$282,027,097

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(37,045,997)	$—	$(37,045,997)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(113,045,997)	$—	$(113,045,997)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

Portfolio Abbreviation (continued)

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

7